BASIS OF PREPARATION	12 Months Ended
Jun. 30, 2022
BASIS OF PREPARATION
BASIS OF PREPARATION.

2.        BASIS OF PREPARATION

2.1.     Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards, International Accounting Standards and Interpretations (IFRS), as issued by the International Accounting Standards Board (IASB).

The principal accounting policies applied in the preparation of the consolidated financial statements are set out below. These policies have been consistently applied to all of the years presented.

These consolidated financial statements do not include any information or disclosures that, not requiring presentation due to their qualitative significance, have been determined as immaterial or of no relevance pursuant to the concepts of materiality or relevance defined in the IFRS conceptual framework, insofar as the Group’s consolidated financial statements, taken as a whole, are concerned. All amounts are presented in thousands of dollars, unless otherwise indicated, rounded to the nearest $1,000.

2.2.     Basis of measurement

The consolidated financial statements have been prepared on the basis of historical cost convention, except as otherwise disclosed, and assuming that the Group will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

For the fiscal year ended June 30, 2021, right of use assets were bifurcated from property, plant, & equipment on the statement of financial position to conform to the current year presentation. Further, the property and equipment table disclosure in footnote 6 has been updated to reflect only owned assets. These changes have no impact on previously reported financial position, net income, or cash flows.

2.3.     Functional and presentation currency

As noted in Note 25.1, the Group generates approximately 97% of its revenue from clients based in the United States of America, which is denominated in United States Dollars (US$ or USD). However, the Group conducts transactions in multiple currencies to carry out its business in various other jurisdictions as needed. The consolidated financial statements are presented in US$, which is the Holding Company’s functional and presentation currency. Amounts are rounded to the nearest thousands of US$, unless otherwise stated.

Transactions denominated in foreign currencies are translated into USD at the exchange rate at the end of the previous month-end. Monetary items in the statement of financial position are translated at the closing rate at each reporting date and the relevant translation adjustments are recognized in the financial result.

2.4.     Critical accounting estimates and judgments

These consolidated financial statements are prepared in conformity with IFRS as issued by the IASB, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods. Accounting estimates require the use of significant management assumptions and judgments as to future events, and the effect of those events cannot be predicted with certainty. The accounting estimates will change as new events occur, more experience is acquired and more information is obtained. We evaluate and update our assumptions and estimates on an ongoing basis and use outside experts to assist in that evaluation when we deem necessary.

In the process of applying the Group’s accounting policies, management has made the following estimates and judgments which are significant to the consolidated financial statements:

Critical accounting estimates

●	Impairment of intangibles

Goodwill: The calculation for considering the impairment of the carrying amount of goodwill requires a comparison of the recoverable amount of the cash-generating units to which goodwill has been allocated, to the value of goodwill and the associated assets in the consolidated statement of financial position. The calculation of recoverable amount requires an estimate of the future cash flows expected to arise from the cash generating unit. Judgment is applied in selection of a suitable discount rate and terminal value. The key assumptions made in relation to the impairment of goodwill are set out in Note 4.

Indefinite Lived Intangibles (patent and trademarks): The indefinite lived intangibles are tested for impairment by comparing their carrying amount to the estimates of their fair value based on estimates of discounted cash flow method. In those instances where the carrying value of an asset exceeds its recoverable amount (i.e. the higher of value in use and fair value less costs to sell), the asset is written down accordingly. For more information see Note 5.

●	Impairment of financial assets

The Group applies the IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss provision for trade receivables and contract assets. To measure expected credit losses on a collective basis, trade receivables and contract assets are grouped based on similar credit risk and aging. The contract assets have similar risk characteristics to the trade receivables for similar types of contracts. For more information see Note 22.2.

●	Depreciation and amortization

Estimation of useful lives of property and equipment and intangible assets: The Group estimates the useful lives of property and equipment and intangible assets based on the period over which the assets are expected to be available for use. The estimated useful lives of property and equipment and intangible assets are reviewed periodically and are updated if expectations differ from previous estimates due to physical wear and tear, technical or commercial obsolescence and legal or other limits on the use of the assets. For more information see Note 5 and 6.

•	Market value of common shares / fair market value of warrants

The Company is listed on a public marketplace (Nasdaq) as of June 30, 2022, and June 30, 2021, and as such, has used the Black-Scholes valuation model to calculate the fair value of the share options/awards on the grant date and to calculate the fair value of warrants. The calculation of fair value includes the price per share, expected term, expected volatility, expected dividends and the risk-free interest rate.

As the Company was not listed on a public marketplace as of June 30, 2020, the calculation of the market value of its common shares is subject to a greater degree of estimation in determining the basis for any share awards that the Company may issue.

For purposes of determining the historical share-based compensation expense, the Company used the Monte Carlo simulation to calculate the fair value of the restricted stock awards (the “RSAs”) on the grant date as the Company was not listed on a public marketplace. The determination of the grant date fair value of the RSAs using a pricing model is affected by estimates and assumptions regarding a number of complex and subjective variables. These variables include the estimated fair value of the common shares, the expected price volatility of the common shares over the expected term of the RSAs and exercise and cancellation behaviors, each of which are estimated as follows:

●	Fair value of the Company’s common shares: As the Company’s common shares are not publicly traded as of June 30, 2020, the Company must estimate the fair value of the common shares, as discussed in “Valuations of Common Shares” below.
●	Volatility: Since there is no trading history for the Company’s common shares as of June 30, 2020, the expected price volatility for the common shares was estimated using the average historical volatility of the shares of our industry peers as of the grant date of the Company’s RSAs over a period of history commensurate with the expected life of the awards. To the extent that volatility of the share price increases in the future, the estimates of the fair value of the awards to be granted in the future could increase, thereby increasing share-based payment expense in future periods. When making the selection of the industry peers to be used in measuring implied volatility of the RSAs, the Company considered the similarity of their products and business lines, as well as their stage of development, size and financial leverage. The Company intends to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of the Company’s own share price becomes available, or unless circumstances change such that the identified companies are no longer similar to the Company, in which case, more suitable companies whose share prices are publicly available would be utilized in the calculation.
●	Expected life of the RSAs: The Company calculated the weighted-average expected life of the RSAs to be four years based on management’s best estimates regarding the effect of vesting schedules. RSAs granted may not be sold, pledged, assigned, hypothecated, transferred or disposed of in any manner other than by will or by the laws of descent or distribution.

Valuations of Common Shares

Given the absence of an active market for the Company’s common shares as of June 30, 2020, the Company was required to estimate the fair value of its common shares at the time of each grant. The Company considered objective and subjective factors in determining the estimated fair value of its common shares on each RSA grant date. Factors considered by the Company included the following:

●	third-party valuations of the Company’s common shares;
●	the lack of marketability of Company’s common shares;
●	the Company’s historical and projected operating and financial performance;
●	the Company’s introduction of new services;
●	the Company’s stage of development;
●	the global economic outlook and its expected impact on the business;
●	the market performance of comparable companies; and
●	the likelihood of achieving a liquidity event for the common shares underlying the awards, such as an initial public offering or sale of the Company, given prevailing market conditions.

The Company determined valuations of its common shares for purposes of granting awards through a two-step valuation process described below. The Company first estimated the value of its equity. The Company utilized the income and market approaches to estimate its equity value. Then, the Company’s equity value was allocated across the Company’s various equity securities to arrive at a value for the common shares. The income approach, which relies on a discounted cash flow (“DCF”) analysis, measures the value of a company as the present value of its future economic benefits by applying an appropriate risk-adjusted discount rate to expected cash flows, based on forecasts of revenue and costs.

The Company used two forms of the market approach to determine a fair market value for its equity: (i) the guideline public company method (the “GPCM”), and (ii) the merger and acquisition method (the “MAM”).

The GPCM involves the review of pricing and performance information for public companies deemed generally similar to a subject company and subject to similar industry dynamics. The MAM consists of a review of transactions involving similar companies over the last five years. The valuation conclusion was based on the income approach (using DCF analysis), GPCM, and MAM. The Company assigned more weight to the DCF as it better reflected the Company’s operations and placed less weight to the GPCM and MAM. More specifically, less weight was assigned to the MAM as compared to the GPCM given the limited number of transactions involving comparable companies, which made the MAM less meaningful relative to the GPCM.

For each valuation report, the Company first prepared a financial forecast to be used in the computation of the enterprise value using the income approach. The financial forecasts took into account our past experience and future expectations. Second, the risks associated with achieving these forecasts were assessed in selecting the appropriate discount rate. There is inherent uncertainty in these estimates. Third, the Company allocated the resulting equity value among the securities that comprise our capital structure. The aggregate value of the common shares was then divided by the number of common shares outstanding to arrive at the per share value.

Since the fair value of the Company’s common shares has been determined partially by using the DCF analysis, the valuations have been heavily dependent on the Company estimates of revenue, costs and related cash flows. These estimates are highly subjective and may change frequently based on both new operating data as well as various macroeconomic conditions that impact the Company’s business. Each of the valuations was prepared using data that was consistent with the Company’s then-current operating plans that the Company was using to manage its business.

In addition, the DCF calculations are sensitive to highly subjective assumptions that the Company was required to make relating to its financial forecasts and the selection of an appropriate discount rate, which was based on the Company’s estimated cost of equity.

The Company’s discount rate was determined based on the stage of development at each valuation date and was quantified based on a risk-free discount rate for government debt, capital markets risk, the Company’s sector and size.

The Company granted 2,373,374 restricted share awards at a fair value of $0.61 per restricted common share in December 2018. The fair value of the restricted common shares was based on a Monte Carlo simulation, which can be considered a form of the probability weighted expected return method (“PWERM”), using an equity value as determined via the income approach (present value of discounted cash flows) and the market approaches (guideline public company method and mergers and acquisition method).

On December 22, 2018, the preference shares were entitled to an aggregate of $149.2 million in participating and non-participating preference. This amount was significantly higher than the fair value of the Company as determined by the Board of Directors as of November 30, 2018 on the basis of the independent valuation referred to in the previous paragraph. Because the common shares are not entitled to any distribution until the applicable preferences are satisfied, the fair value of the common shares was significantly lower than the fair value of the preference shares on November 30, 2018.

●	Legal provisions:

The Group reviews outstanding legal cases following developments in the legal proceedings and at each reporting date, in order to assess the need for provisions and disclosures in the audited consolidated financial statements. Among the factors considered in making decisions on provisions are the nature of litigation, claim or assessment, the legal process and potential level of damages in the jurisdiction in which the litigation, claim or assessment has been brought, the progress of the case (including the progress after the date of the audited consolidated financial statements but before those statements are issued), the opinions or views of legal advisers, experience on similar cases and any decision of the Group’s management as to how it will respond to the litigation, claim or assessment. Refer to Note 16.

Judgments

●	Leases:

In some cases, judgment may be required in determining whether a contract contains a lease. This assessment involves the exercise of judgment about whether it depends on a specific lease, whether the Group obtains substantially all the economic benefits from the use of that asset and whether the Group has the right to direct the use of that asset. In addition, determining the lease term, the Group considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain (in accordance with lease contracts) to be extended (or not terminated).

The lease liability is measured at the present value of the lease payments discounted using the interest rate implicit in the lease. If the implicit rate cannot be readily determined, the Group uses an incremental borrowing rate specific to the country, term and currency of the contract. See Note 6.2 for further information.

●	Staff retirement plans:

The net defined benefit pension scheme assets or liabilities are recognized in the Group’s consolidated statement of financial position. The determination of the position requires assumptions to be made regarding future salary increases, mortality, discount rates and inflation. The key assumptions made in relation to the pension plans are set out in Note 14.1.

●	Share-based payments:

The share-based payments expense is recognized in the Group’s consolidated statement of profit or loss and other comprehensive income (loss). The key assumptions made in relation to the share-based payments are set out in Note 19.

●	Provision for taxation:

The Group is subject to income tax in several jurisdictions and significant judgment is required in determining the provision for current and deferred income taxes. During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. As a result, the Company recognizes tax liabilities based on estimates of whether additional taxes and interest will be due. Although the Group believes that its tax positions are supportable, these tax positions could still be challenged by the tax authorities upon review. The Company believes that its accruals for tax liabilities are adequate for all open audit years based on its assessment of many factors including past experience and interpretations of tax law.

Management evaluates the recoverability of deferred income tax assets by assessing the adequacy of future expected taxable income from all sources, including reversal of taxable temporary differences, forecasted operating earnings and available tax planning strategies, which heavily rely on estimates.

This assessment relies on estimates and assumptions and may involve a series of complex judgments about future events. To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will impact current and deferred income tax expense in the period in which such determination is made.

The key assumptions made in relation to tax provisioning are set out in Note 18.